UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00487

security LARGE CAP VALUE fund

(Exact name of registrant as specified in charter)

805 KING FARM BOULEVARD, SUITE 600 ROCKVILLE, MARYLAND 20850

(Address of principal executive offices) (Zip code)

DONALD C. CACCIAPAGLIA, PRESIDENT

security LARGE CAP VALUE fund

805 KING FARM BOULEVARD, SUITE 600

ROCKVILLE, MARYLAND 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: (301) 296-5100

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 96.8%
Financials - 23.7%
Wells Fargo & Co.	56,952	$1,904,475
Aon plc	29,500	1,380,010
U.S. Bancorp	41,732	1,342,101
Berkshire Hathaway, Inc. — Class A*	10	1,249,450
Allstate Corp.	30,950	1,086,036
JPMorgan Chase & Co.	28,363	1,013,410
American International Group, Inc.*	31,412	1,008,011
State Street Corp.	20,600	919,584
BB&T Corp.	25,232	778,407
Progressive Corp.	31,800	662,394
Total Financials		11,343,878
Energy - 16.3%
Chevron Corp.	17,060	1,799,830
Williams Companies, Inc.	44,700	1,288,254
McDermott International, Inc.*	92,322	1,028,467
Apache Corp.	10,429	916,605
Exxon Mobil Corp.	8,490	726,489
Halliburton Co.	24,200	687,038
ConocoPhillips	11,000	614,680
Chesapeake Energy Corp.	20,200	375,720
WPX Energy, Inc.*	14,900	241,082
Phillips 66*	5,500	182,820
Total Energy		7,860,985
Industrials - 13.4%
Equifax, Inc.	35,600	1,658,960
Republic Services, Inc. — Class A	38,600	1,021,356
United Technologies Corp.	12,900	974,337
URS Corp.	23,300	812,704
Quanta Services, Inc.*	31,200	750,984
GeoEye, Inc.*	41,100	636,228
Parker Hannifin Corp.	7,700	591,976
Total Industrials		6,446,545
Information Technology - 12.4%
Western Union Co.	88,600	1,492,023
TE Connectivity Ltd.	39,650	1,265,232
Computer Sciences Corp.	46,800	1,161,576
Cisco Systems, Inc.	54,000	927,180
Hewlett-Packard Co.	38,441	773,049
NetApp, Inc.*	11,340	360,839
Total Information Technology		5,979,899
Health Care - 9.8%
Aetna, Inc.	42,400	1,643,848
Covidien plc	20,650	1,104,775
Forest Laboratories, Inc.*	21,400	748,786
UnitedHealth Group, Inc.	12,400	725,400
Teva Pharmaceutical Industries Ltd. ADR	12,760	503,254
Total Health Care		4,726,063
Consumer Staples - 8.2%
CVS Caremark Corp.	29,100	1,359,843
Wal-Mart Stores, Inc.	17,100	1,192,212
Kraft Foods, Inc. — Class A	28,300	1,092,946
Costco Wholesale Corp.	3,100	294,500
Total Consumer Staples		3,939,501
Consumer Discretionary - 6.3%
Time Warner, Inc.	35,100	1,351,350
Lowe's Companies, Inc.	43,200	1,228,608
DeVry, Inc.	14,400	445,968
Total Consumer Discretionary		3,025,926
Utilities - 3.5%
Edison International	36,800	1,700,160
Materials - 2.3%
Dow Chemical Co.	35,900	1,130,850
Telecommunication Services - 0.9%
Windstream Corp.	46,876	452,822
Total Common Stocks
(Cost $41,287,671)		46,606,629
EXCHANGE TRADED FUNDS† - 1.9%
iShares Russell 1000 Value Index Fund	13,600	927,928
Total Exchange Traded Funds
(Cost $892,277)		927,928
Total Investments - 98.7%
(Cost $42,179,948)		$47,534,557
Other Assets & Liabilities, net - 1.3%		625,171
Total Net Assets - 100.0%		$48,159,728

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

ADR	American Depositary Receipt
plc	Public Limited Company

Large Cap Value Institutional Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 97.0%
Financials - 22.7%
Wells Fargo & Co.	3,043	$101,757
U.S. Bancorp	2,541	81,719
Aon plc	1,670	78,123
Allstate Corp.	1,750	61,408
Berkshire Hathaway, Inc. — Class B*	700	58,331
American International Group, Inc.*	1,776	56,992
State Street Corp.	1,200	53,568
JPMorgan Chase & Co.	1,376	49,164
BB&T Corp.	1,551	47,848
Progressive Corp.	1,900	39,577
Total Financials		628,487
Energy - 16.5%
Chevron Corp.	990	104,445
Williams Companies, Inc.	2,590	74,644
McDermott International, Inc.*	5,533	61,638
Apache Corp.	618	54,316
Exxon Mobil Corp.	480	41,074
Halliburton Co.	1,360	38,610
ConocoPhillips	660	36,881
Chesapeake Energy Corp.	1,100	20,460
WPX Energy, Inc.*	863	13,963
Phillips 66*	330	10,969
Total Energy		457,000
Industrials - 13.5%
Equifax, Inc.	2,120	98,792
Republic Services, Inc. — Class A	2,160	57,154
United Technologies Corp.	730	55,137
URS Corp.	1,565	54,586
Quanta Services, Inc.*	1,850	44,530
GeoEye, Inc.*	2,400	37,152
Parker Hannifin Corp.	340	26,139
Total Industrials		373,490
Information Technology - 12.3%
Western Union Co.	5,040	84,874
TE Connectivity Ltd.	2,310	73,712
Computer Sciences Corp.	2,500	62,050
Cisco Systems, Inc.	3,000	51,510
Hewlett-Packard Co.	2,345	47,158
NetApp, Inc.*	650	20,683
Total Information Technology		339,987
Health Care - 9.9%
Aetna, Inc.	2,420	93,823
Covidien plc	1,350	72,225
UnitedHealth Group, Inc.	690	40,365
Forest Laboratories, Inc.*	1,100	38,489
Teva Pharmaceutical Industries Ltd. ADR	720	28,397
Total Health Care		273,299
Consumer Staples - 9.0%
Kraft Foods, Inc. — Class A	2,150	83,033
CVS Caremark Corp.	1,660	77,572
Wal-Mart Stores, Inc.	960	66,931
Costco Wholesale Corp.	215	20,425
Total Consumer Staples		247,961
Consumer Discretionary - 6.4%
Time Warner, Inc.	2,040	78,540
Lowe's Companies, Inc.	2,530	71,953
DeVry, Inc.	850	26,325
Total Consumer Discretionary		176,818
Utilities - 3.6%
Edison International	2,130	98,406
Materials - 2.2%
Dow Chemical Co.	1,950	61,425
Telecommunication Services - 0.9%
Windstream Corp.	2,530	24,440
Total Common Stocks
(Cost $2,352,835)		2,681,313
EXCHANGE TRADED FUNDS† - 2.0%
iShares Russell 1000 Value Index Fund	810	55,266
Total Exchange Traded Funds
(Cost $56,672)		55,266
Total Investments - 99.0%
(Cost $2,409,507)		$2,736,579
Other Assets & Liabilities, net - 1.0%		27,840
Total Net Assets - 100.0%		$2,764,419

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

ADR	American Depositary Receipt
plc	Public Limited Company

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

1. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) and are consistently followed by the Trust. All time references are based on Eastern Time.

A. Security Valuation – Valuations of the Funds’ securities are supplied by pricing services approved by the Board of Directors. The Trust’s officers, through the Valuation Committee under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day.

Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.

Investments for which market quotations are not readily available are fair valued as determined in good faith by Guggenheim Investments ("GI") under the direction of the Board of Directors using methods established or ratified by the Board of Directors. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with options thereupon, and other derivative investments, information as to how (a) thesecontracts and other derivative investments trade in other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.

B. Security Transactions and Investment Income – Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

C. Expenses – Expenses directly attributable to a Fund are charged directly to the Fund. Other expenses common to various Funds within the Fund complex are generally allocated amongst such Funds on the basis of average net assets.

D. Distributions to Shareholders – Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

E. Earnings Credits – Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended June 30, 2012, there were no earnings credits received.

F. Indemnifications – Under the Funds’ organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

2. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 —	quoted prices in active markets for identical securities.

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2012:

	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Assets
Large Cap Value Fund	$47,534,557	$–	$–	$47,534,557
Large Cap Value Institutional Fund	2,736,579	–	–	2,736,579

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SECURITY LARGE CAP VALUE FUND
By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President
Date:	August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President
Date:	August 28, 2012
By:	/s/ Nikolaos Bonos
Nikolaos Bonos, Treasurer
Date:	August 28, 2012